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                                         NEW YORK LIFE INSURANCE COMPANY
                                         1 Rockwood Road
                                         Sleepy Hollow, NY 10591
                                         Bus: 914-846-3625
                                         Fax: 914-846-4673
                                         E-Mail: judy_r_bartlett@newyorklife.com
                                         www.newyorklife.com

                                         JUDY R. BARTLETT
                                         Associate General Counsel

VIA EDGAR

May 4, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account - III
     File Nos. 033-87382 and 811-08904

Commissioners:

On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectuses and Statements of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 16, 2009 as part of the Registrant's most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 16, 2009.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3625.

Very truly yours,

/s/ Judy R. Bartlett


Judy R. Bartlett
Assistant General Counsel